UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2007

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 370
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			 February 12, 2008

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		20

Form 13F Information Table Value Total:	   3,271,038


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
<Page


NAME OF ISSUER				TITLE OF		CUSIP		VALUE	    SHARES	    SH/	INV.  OTHER  VOTING AUTH
						CLASS					X1000			    PRN	DISC   MGR	    SOLE

Agnico-Eagle Mines                   COMM          008474108      68544    1,254,700     SH     SOLE         1,254,700
Amylin Pharmaceuticals, Inc.         COMM          032346108     748145   20,220,126     SH     SOLE        20,220,126
Arqule Inc.                          COMM          04269E107       9745    1,680,164     SH     SOLE         1,680,164
AutoImmune Inc.                      COMM          052776101       1721    1,042,800     SH     SOLE         1,042,800
Barrick Gold Corp.                   COMM          067901108     126150    3,000,000     SH     SOLE         3,000,000
Berkshire Hathaway Inc. Class B      COMM          084670207      32797        6,925     SH     SOLE             6,925
ConocoPhillips                       COMM          20825C104      21581      244,400     SH     SOLE           244,400
Devon Energy Corporation             COMM          25179M103      17737      199,496     SH     SOLE           199,496
Helca Mining Co.                     COMM          422704106     133184   14,244,250     SH     SOLE        14,244,250
Illumina, Inc.                       COMM          452327109       7087      119,600     SH     SOLE           119,600
IShares Russell 2000                 COMM          464287655     970230   12,779,931     SH     SOLE        12,779,931
Neose Technologies                   COMM          640522108       4649    4,344,932     SH     SOLE         4,344,932
Pain Therapeutics, Inc.              COMM          69562K100     115234   10,871,174     SH     SOLE        10,871,174
Pilgrim's Pride Corp.                COMM          721467108     132973    4,593,207     SH     SOLE         4,593,207
Sandisk Corp.                        COMM          80004C101      25782      777,270     SH     SOLE           777,270
Smithfield Foods Inc.                COMM          832248108      33009    1,141,384     SH     SOLE         1,141,384
Synopsys, Inc.                       COMM          871607107       2151       82,952     SH     SOLE            82,952
Telik, Inc.                          COMM          87959M109      54604   15,736,019     SH     SOLE        15,736,019
The Coca-Cola Co.                    COMM          191216100     460275    7,500,000     SH     SOLE         7,500,000
Tyson Foods, Inc.-Class A            COMM          902494103     305441   19,924,386     SH     SOLE        19,924,386

02/08 EDGAR FILING Form 13F